Other Operating Income - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income [Line Items]
Other operating income	£ 432	£ 722	£ 196
Gains arising from sale and leaseback transactions	15
Trademarks and brands
Other Operating Income [Line Items]
Gains on disposals of trademarks	85	27	0
Brazil
Other Operating Income [Line Items]
Tax credit other than income tax credits	(19)	(472)
Master settlement agreement | RJRT
Other Operating Income [Line Items]
Amount received from escrow funds paid under settlement			40
Brazil
Other Operating Income [Line Items]
Excise income on social contributions	£ 150
Increase (decrease) in contingent consideration asset (liability)		(78)	(130)
Adjustment to other taxes levied on tobacco and tobacco related products			5
Social contribution claims sold to financial institutions		£ 38	£ 45